Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Cryogenic shippers		$ 1,034,554	$ 1,037,286
Furniture and fixtures		30,746	30,746
Machinery and equipment		350,520	386,731
Leasehold improvements		23,652	30,913
Property, Plant and Equipment, Gross		1,439,472	1,485,676
Less accumulated depreciation and amortization		(1,131,546)	(1,076,784)
Property, Plant and Equipment, Net	$ 875,673	$ 307,926	$ 408,892